OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2024
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Loss
	Six months ended June 30, 2024
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(5,995)	$680	$(5,315)

Other comprehensive loss before reclassifications	(591)	(675)	(1,266)
Amounts reclassified from accumulated other comprehensive loss	-	138	138

Net current-period other comprehensive loss	(591)	(537)	(1,128)

Ending balance	$(6,586)	$143	$(6,443)